BLACKROCK FUNDSSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 2, 2015 to the Funds’
Prospectus dated January 28, 2015

Effective immediately, the following changes are made to the Funds’ Prospectus:

The section entitled “Fund Overview — Key Facts About BlackRock All-Cap Energy & Resources Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Robin Batchelor	2013	Managing Director of BlackRock, Inc.
Poppy Allonby, CFA	2013	Managing Director of BlackRock, Inc.
Alastair Bishop	2015	Director of BlackRock, Inc.

The section entitled “Fund Overview — Key Facts About BlackRock Energy & Resources Portfolio —Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Robin Batchelor	2013	Managing Director of BlackRock, Inc.
Poppy Allonby, CFA	2013	Managing Director of BlackRock, Inc.
Joshua Freedman	2015	Vice President of BlackRock, Inc.

The section entitled “Details About the Funds — How Each Fund Invests — All-Cap Energy & Resources — About the Portfolio Management Team of All-Cap Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ALL-CAP ENERGY & RESOURCES

All-Cap Energy & Resources is managed by a team of financial professionals. Robin Batchelor, Poppy Allonby, CFA, and Alastair Bishop are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section entitled “Details About the Funds — How Each Fund Invests — Energy & Resources — About the Portfolio Management Team of Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ENERGY & RESOURCES

Energy & Resources is managed by a team of financial professionals. Robin Batchelor, Poppy Allonby, CFA, and Joshua Freedman are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The table in the section entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

All-Cap Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Robin Batchelor	Jointly and primarily responsible for	2013	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2007; Director of BlackRock, Inc. from 2006
	Fund’s portfolio, including setting		to 2007.
	the Fund’s overall investment
	strategy and overseeing the
	management of the Fund.
Poppy Allonby, CFA	Jointly and primarily responsible for	2013	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2012; Director of BlackRock, Inc. from 2007
	Fund’s portfolio, including setting		to 2011.
	the Fund’s overall investment
	strategy and overseeing the
	management of the Fund.
Alastair Bishop	Jointly and primarily responsible for	2015	Director of BlackRock, Inc. since 2010.
	the day-to-day management of the
	Fund’s portfolio, including setting
	the Fund’s overall investment
	strategy and overseeing the
	management of the Fund.

Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Robin Batchelor	Jointly and primarily responsible for	2013	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2007; Director of BlackRock, Inc. from 2006
	Fund’s portfolio, including setting		to 2007.
	the Fund’s overall investment
	strategy and overseeing the
	management of the Fund.
Poppy Allonby, CFA	Jointly and primarily responsible for	2013	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2012; Director of BlackRock, Inc. from 2007
	Fund’s portfolio, including setting		to 2011.
	the Fund’s overall investment
	strategy and overseeing the
	management of the Fund.
Joshua Freedman	Jointly and primarily responsible for	2015	Vice President of BlackRock, Inc. since 2012;
	the day-to-day management of the		Associate of BlackRock, Inc. from 2009 to 2011.
	Fund’s portfolio, including setting
	the Fund’s overall investment
	strategy and overseeing the
	management of the Fund.

Shareholders should retain this Supplement for future reference.